CAPITAL STOCK (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 share $ / shares shares	Dec. 31, 2020 USD ($) share shares	Dec. 31, 2019 share $ / shares shares	Dec. 31, 2019 USD ($) share shares	Jan. 01, 2019 shares
Capital Stock [Line Items]
Proceeds from issuing shares		$ 108,959		$ 97,404
Share issue related cost		$ 1,497		$ 5,192
Number of share options exercised in share-based payment arrangement | share		2,927,250		795,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.63		$ 1.33
Stock options exercised		$ 3,546		$ 797
Number of warrants exercised in share-based payment arrangement | share		50,000		3,959,804
Weighted average exercise price of warrants exercised in share-based payment arrangement | $ / shares	4.03		1.50
Proceeds from warrants exercised		$ 150		$ 4,470
Capital stock issuance costs related to exercise of warrants				$ 5
Number of warrants issued | share		0		50,000
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares	0		4.03
Maximum percentage of issued and outstanding common shares acquirable through stock option plan		10.00%
Weighted average market value of shares exercised | $ / shares	11.25		5.96
Number of share options granted in share-based payment arrangement | share		225,000		1,976,250
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 12.25		7.94
Description of vesting requirements for share-based payment arrangement		These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively
Weighted average remaining life of options outstanding		2 years 8 months 8 days
Share-based compensation, stock options		$ 2,545		$ 4,441
Options exerciseable | share	5,244,000	5,244,000
Number Of DSU's issued | share		6,000		27,500
Market value of deferred share unit issued | $ / shares	$ 14.19		8.77
Share-based compensation expense		$ 176		$ 181
Accrued liability		$ 373		$ 186
Private placement [Member]
Capital Stock [Line Items]
Number of shares issued under private placement | shares		18,881,366		880,000
Proceeds from issuing shares		$ 105,264		$ 3,659
Share issue related cost		$ 1,497		$ 52
Number of warrants issued | share				50,000
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares			$ 4.03
Capital stock [Member]
Capital Stock [Line Items]
Number of shares outstanding | shares	129,329,631	129,329,631	107,471,000		84,923,000
Capital stock issued (Shares) | shares		18,881,000		17,856,000
Share issue related cost		$ 1,497		$ 5,192
Stock options exercised		$ 5,745		$ 1,276
Number of shares cancelled and returned to treasury | shares		62,722		63,000
Share-based payment reserve [Member]
Capital Stock [Line Items]
Stock options exercised		$ (2,199)		$ (479)
Share-based compensation, stock options		2,545		$ 4,441
Bottom of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.16		$ 0.16
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares			1.45
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	11.22
Bottom of range [Member] | Private placement [Member]
Capital Stock [Line Items]
Price per share issued under private placement | $ / shares	7.28		2.92
Top of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	8.24		3.24
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares			2.29
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	12.63
Top of range [Member] | Private placement [Member]
Capital Stock [Line Items]
Price per share issued under private placement | $ / shares	$ 7.50		5.85
Short-form prospectus offerings [Member]
Capital Stock [Line Items]
Capital stock issued (Shares) | shares				16,976,300
Proceeds from issuing shares				$ 88,477
Share issue related cost				5,135
Short-form prospectus offerings [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Equity issuance, price per share | $ / shares			5.85
Short-form prospectus offerings [Member] | Top of range [Member]
Capital Stock [Line Items]
Equity issuance, price per share | $ / shares			$ 7.28
Expiry date June 30, 2020 [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				$ 76
Options exerciseable | share			55,000
Expiry date June 30, 2020 [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Exercise price | $ / shares			$ 1.88
Expiry date June 30, 2020 [Member] | Top of range [Member]
Capital Stock [Line Items]
Exercise price | $ / shares			3.24
Stock Options Granted 1 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share				1,132,500
Description of vesting requirements for share-based payment arrangement				These options vest over a one-year period, with 25% vesting after each of the three months, six months, nine months, and twelve months after the grant date, respectively
Share-based compensation, stock options		114		$ 2,431
Stock Options Granted 1 [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			4.54
Stock Options Granted 1 [Member] | Top of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			8.21
Stock Options Granted 1 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation, stock options		78		1,207
Stock Options Granted 1 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation, stock options		$ 36		$ 1,224
Stock Options Granted 2 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share				843,750
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 8.24
Description of vesting requirements for share-based payment arrangement				These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively
Share-based compensation, stock options				$ 1,825
Stock Options Granted 2 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				1,098
Stock Options Granted 2 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				727
Stock Options Granted 3 [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				2,540
Stock Options Granted 3 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				1,490
Stock Options Granted 3 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation, stock options				$ 1,050